CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Current
Cash	$ 14,829,144	$ 3,957,185
Receivables (Note 17)	297,349	29,475
Prepaids (Note 4)	470,154	1,072,103
Total current assets	15,596,647	5,058,763
Deposits	201,399
Equipment (Note 5)		99,882
Intangible assets (Note 6)	219,028	237,326
Deferred financing costs (Note 9)		211,073
Total assets	16,017,074	5,607,044
Current
Accounts payable and accrued liabilities	523,669	1,641,103
Current portion of long-term debt (Note 7)	2,815,947	2,026,588
Income tax payable	4,722	109,521
Total current liabilities	3,344,338	3,777,212
Long-term debt (Note 7)	3,501,016	5,933,092
Derivative liabilities (Note 8)	19,648	170,743
Total liabilities	6,865,002	9,881,047
Shareholders' equity (deficiency)
Share capital (Note 9)	40,205,997	25,980,117
Reserves (Note 10)	15,391,640	4,562,005
Accumulated other comprehensive loss	(2,076,479)	(2,076,479)
Deficit	(44,369,086)	(32,739,646)
Total shareholders' equity (deficiency)	9,152,072	(4,274,003)
Total liabilities and shareholders' equity (deficiency)	$ 16,017,074	$ 5,607,044